Income Tax - Reconciliation of tax rate (Details) - CIK 001836707 SBEA Merger Sub LLC	12 Months Ended
Dec. 31, 2021
Statutory federal income tax rate	21.00%
Change in fair value of warrant liability	(7.40%)
Warrant transaction costs	(2.20%)
Business combination expenses	(7.70%)
Change in valuation allowance	(3.70%)